Leases - Components of lease cost (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Lessee Disclosure [Abstract]
Operating lease costs	¥ 25,289	¥ 22,854
Short-term lease costs	1,529	1,660
Total	¥ 26,818	¥ 24,514